Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Grants of Certain Equity Awards

The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants to the Company’s executive officers, the Compensation Committee’s practice is to approve them at its meeting in January of each year as part of the annual compensation review. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires, transitions or for retentive purposes. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates.

During 2024, no stock option grants were made to any of our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.